Note 9 - Long-term Debt - Outstanding Future Payments of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021 [1]
2023	$ 5,551
Total payments	5,551
Less amount representing interest	(134)
Notes payable, gross	5,417
Less: Unamortized portion of EOT Fee	(26)
Less: Unamortized discount on notes payable	(28)
Long-term debt	5,363
Less current portion	(5,363)	$ (8,333)
Long-term debt, net of current portion	$ 0	$ 5,007

[1]	The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited financial statements as of that date included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.